Note 6 - Intangible Assets - Estimated Aggregate Future Amortization Expense 1 (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2021 (remainder of year)	$ 555,830
2021	741,106	$ 866,629
2022	741,106	866,629
2023	734,822	866,629
2024	305,303	853,234
Balance	$ 3,078,168	$ 3,595,326	$ 5,678,649